UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

John Hancock
MUTUAL FUNDS

John Hancock
Tax-Free Bond Fund

Annual Report
5.31.10

Management’s discussion of
Fund performance

By MFC Global Investment Management (U.S.), LLC

Municipal bonds posted solid gains for the year ended May 31, 2010, as signs of economic recovery helped tax-exempt securities rebound from a steep decline in late 2008 and early 2009. Supply and demand factors also contributed to the municipal bond market’s advance — demand increased as the economic environment improved, while supply was curtailed by the federal Build America Bonds program. States and municipalities continued to face challenging budget situations over the past 12 months. Many states used a combination of spending cuts, tax hikes and reserve funds to overcome budget deficits. They also pushed spending cuts down to the local level by reducing funding to county and town governments.

For the year ended May 31, 2010, John Hancock Tax-Free Bond Fund’s Class A shares posted a total return of 9.56% at net asset value. By comparison, Morningstar, Inc.’s muni national long fund category produced an average return of 9.89%, while the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned 8.52%.

The Fund was able to outperform the broad municipal bond index and keep pace with its Morningstar peer group average despite its focus on higher-quality municipal bonds, which underperformed lower-rated issues during the period. We took steps to increase the Fund’s exposure to longer-term municipal bonds, which proved beneficial as the municipal market rallied. Essential services bonds (which fund utilities, toll roads and other basic services) were one of the Fund’s largest sector weightings and these bonds fared well thanks to their attractive yields and stable revenues. The heaviest new issuance during the period came from the health care sector, but we remained cautious and selective in this area of the municipal market given the uncertainty about the impact of federal health care legislation.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major risk factors in this Fund’s performance are interest rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk.

Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

6	Tax-Free Bond Fund | Annual report

A look at performance

For the period ended May 31, 2010

	Average annual returns (%)			Cumulative total returns (%)			SEC 30-day
	with maximum sales charge (POP)			with maximum sales charge (POP)			yield (%)

							as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-10
Class A	4.62	2.90	4.54	4.62	15.34	55.90	4.00
Class B	3.74	2.73	4.40	3.74	14.42	53.80	3.44
Class C	7.74	3.07	4.23	7.74	16.35	51.28	3.44

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 0.98%, Class B — 1.73% and Class C — 1.73%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

Annual report | Tax-Free Bond Fund	7

A look at performance
Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Tax-Free Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Municipal Bond Index.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	5-31-00	$15,380	$15,380	$17,817

Class C2	5-31-00	15,128	15,128	17,817

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of 5-31-10. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

8	Tax-Free Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2009 with the same investment held until May 31, 2010.

	Account value	Ending value	Expenses paid during
	on 12-1-09	on 5-31-10	period on 5-31-10[1]

Class A	$1,000.00	$1,040.90	$4.94

Class B	1,000.00	1,037.00	8.74

Class C	1,000.00	1,037.00	8.74

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Tax-Free Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2009, with the same investment held until May 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-09	on 5-31-10	period on 5-31-10[1]

Class A	$1,000.00	$1,020.10	$4.89

Class B	1,000.00	1,016.40	8.65

Class C	1,000.00	1,016.40	8.65

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.97%, 1.72% and 1.72% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Tax-Free Bond Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Foothill Eastern Transportation Corridor Agency, 1-1-19, Zero			4.7%

Madera County Certificates of Participation, 3-15-15, 6.500%			2.9%

New York City Municipal Water Finance Authority, 6-15-39, 5.000%			2.2%

Commonwealth of Puerto Rico, 7-1-11, 11.364%			2.2%

Commonwealth of Massachusetts, 12-1-24, 5.500%			2.0%

San Joaquin Hills Transportation Corridor Agency, 1-15-17, 5.650%			2.0%

Triborough Bridge & Tunnel Authority, 11-15-33, 5.000%			2.0%

San Bernardino County, 8-1-17, 5.500%			1.9%

South Carolina State Public Service Authority, 1-1-40, 5.000%			1.7%

Port Authority of New York & New Jersey, 10-1-19, 6.750%			1.7%

Sector Composition[2,3]

General Obligation Bonds	4%	Water & Sewer	6%

Revenue Bonds		Utilities	5%

Transportation	17%	Development	4%

Power	11%	Pollution	3%

Education	8%	Other Revenue	24%

Health Care	8%	Short-Term Investments & Other	3%

Airport	7%

Quality Composition[2,4]

AAA	15%	B	1%

AA	32%	CCC & Below	1%

A	29%	Not Rated	0%

BBB	13%	Short-Term Investments & Other	3%

BB	6%

1 As a percentage of net assets on 5-31-10. Excludes cash and cash equivalents.

2 As a percentage of net assets on 5-31-10.

3 Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 5-31-10 and do not reflect subsequent downgrades.

Annual report | Tax-Free Bond Fund	11

Fund’s investments

As of 5-31-10

		Maturity
	Rate	date	Par value	Value

Municipal Bonds 96.95%				$472,163,304

(Cost $431,370,641)

Alabama 0.43%				2,102,354

Birmingham Special Care Facilities
Financing Authority, Children’s Hospital	6.125%	06-01-34	$2,000,000	2,102,354

Arizona 3.77%				18,342,262

Arizona Health Facilities Authority, Phoenix
Memorial Hospital (H)	8.200	06-01-21	2,150,000	22

Maricopa County Pollution Control Corp.,
El Paso Electric Company Project, Series B	7.250	04-01-40	1,000,000	1,133,870

Phoenix Civic Improvement Corp. District,
Series B
(Zero Coupon steps up to 5.500% on 7-1-13) (D)	Zero	07-01-28	1,000,000	933,930

Salt River Project Agricultural Improvement
& Power District Electric System, Electric,
Power & Light Revenues, Series A	5.000	01-01-33	7,000,000	7,379,190

Salt River Project Agricultural Improvement
& Power District Electric System, Electric,
Power & Light Revenues, Series A	5.000	01-01-38	4,500,000	4,690,170

Salt River Project Agricultural Improvement
& Power District Electric System, Electric,
Power & Light Revenues, Series A	5.000	01-01-39	4,000,000	4,205,080

California 17.36%				84,522,654

Foothill Eastern Transportation Corridor
Agency, Highway Revenue Tolls	Zero	01-15-25	5,000,000	1,819,500

Foothill Eastern Transportation Corridor Agency,
Highway Revenue Tolls, Escrowed to Maturity,
Series A	Zero	01-01-19	30,000,000	22,915,800

Los Angeles Department of Water & Power,
Electric, Power & Light Revenues, Series A	5.000	07-01-39	3,490,000	3,610,545

M-S-R Energy Authority, Natural Gas Revenue,
Series B	7.000	11-01-34	2,500,000	2,921,850

Madera County Certificates of Participation (D)	6.500	03-15-15	13,185,000	14,252,458

Millbrae Residential Facility Revenue, Magnolia of
Millbrae Project, Series A AMT	7.375	09-01-27	1,730,000	1,700,763

San Bernardino County	5.500	08-01-22	2,500,000	2,659,750

San Bernardino County, Medical Center
Financial Project, Series B (D)	5.500	08-01-17	9,130,000	9,417,504

San Diego Redevelopment Agency, City
Heights, Series A	5.750	09-01-23	25,000	24,365

See notes to financial statements

12	Tax-Free Bond Fund | Annual report

		Maturity
	Rate	date	Par value	Value
California (continued)

San Joaquin Hills Transportation Corridor Agency,
Highway Revenue Tolls, Escrowed to Maturity	Zero	01-01-14	$5,000,000	$4,723,550

San Joaquin Hills Transportation Corridor Agency,
Highway Revenue Tolls, Escrowed to Maturity	Zero	01-01-17	4,900,000	4,108,699

San Joaquin Hills Transportation Corridor Agency,
Highway Revenue Tolls, Escrowed to Maturity	Zero	01-01-20	2,000,000	1,450,140

San Joaquin Hills Transportation Corridor
Agency, Highway Revenue Tolls, Series A	5.650%	01-15-17	10,000,000	9,573,000

Santa Ana Financing Authority, Police Admin &
Holding Facility, Series A (D)	6.250	07-01-19	2,000,000	2,269,880

State of California, Highway Improvements	5.500	03-01-40	3,000,000	3,074,850

Colorado 3.75%				18,241,390

Colorado Springs Utilities Revenue, Series C	5.250	11-15-42	2,825,000	3,021,959

Denver, Colorado City & County Airport
Revenue, Series A	5.250	11-15-36	5,000,000	5,208,050

E-470 Public Highway Authority, Highway
Revenue Tolls, Prerefunded to 9-1-10, Series B	Zero	09-01-34	7,000,000	1,149,960

E-470 Public Highway Authority, Highway
Revenue Tolls, Series B1 (D)	5.500	09-01-24	2,000,000	2,011,600

Northwest Parkway Public Highway Authority,
Highway Revenue Tolls, Prerefunded to
6-15-11, Series D	7.125	06-15-41	2,885,000	3,131,841

Public Authority for Colorado Energy, Natural
Gas Revenue	6.250	11-15-28	3,500,000	3,717,980

Connecticut 0.65%				3,166,170

Connecticut State Health & Educational Facility
Authority, Yale University, Series Z3	5.050	07-01-42	3,000,000	3,166,170

District of Columbia 3.72%				18,116,734

District of Columbia	6.500	05-15-33	5,000,000	4,883,450

Metropolitan Washington DC Airports
Authority, Highway Revenue Tolls (D)	Zero	10-01-33	6,565,000	1,682,019

Metropolitan Washington DC Airports
Authority, Highway Revenue Tolls (D)	Zero	10-01-35	6,470,000	1,449,927

Metropolitan Washington DC Airports
Authority, Highway Revenue Tolls (D)	Zero	10-01-36	7,250,000	1,519,890

Metropolitan Washington DC Airports
Authority, Highway Revenue Tolls, Series A	5.250	10-01-44	2,000,000	2,105,760

Metropolitan Washington DC Airports
Authority, Series C	5.125	10-01-39	5,000,000	5,193,900

Metropolitan Washington DC Airports Authority,
Highway Revenue Tolls, Series C (D)
(Zero Coupon steps up to 6.500% on 10-1-16)	Zero	10-01-41	1,750,000	1,281,788

Florida 5.91%				28,779,937

Bonnet Creek Resort Community
Development District	7.375	05-01-34	1,500,000	1,359,450

Bonnet Creek Resort Community
Development District	7.250	05-01-18	1,000,000	962,160

Capital Projects Finance Authority, Florida
University, Prerefunded to 8-15-10, Series A	7.850	08-15-31	3,500,000	3,658,935

Capital Projects Finance Authority, College &
University Revenue, Series G	9.125	10-01-11	800,000	809,976

See notes to financial statements

Annual report | Tax-Free Bond Fund	13

		Maturity
	Rate	date	Par value	Value
Florida (continued)

Capital Trust Agency, Seminole Tribe Convention,
Prerefunded to 10-1-12, Series A (S)	8.950%	10-01-33	$3,000,000	$3,572,700

Crossings at Fleming Island Community
Development District, Recreation Facilities
Improvements, Series C	7.100	05-01-30	1,000,000	1,000,540

Hernando County, Criminal Justice (D)	7.650	07-01-16	500,000	595,780

Miami-Dade County Aviation Revenue, Series A	5.500	10-01-36	3,250,000	3,347,858

Miami-Dade County Aviation Revenue, Miami
International Airport, Series A–1	5.375	10-01-41	3,000,000	3,055,800

Miami-Dade County Water & Sewer Revenue,
Water Revenue	5.000	10-01-34	3,000,000	3,095,190

Orange County School Board, School
Improvements, Series A (D)	Zero	08-01-13	5,000,000	4,706,100

Orlando Utilities Commission, Electric, Power &
Light Revenues, Escrowed to Maturity, Series D	6.750	10-01-17	2,200,000	2,615,448

Georgia 2.40%				11,691,961

Atlanta Tax Allocation, Eastside Project, Series B	5.600	01-01-30	1,000,000	1,001,700

Georgia Municipal Electric Authority, Electric,
Power & Light Revenues, Prerefunded to
1-1-14, Series 2005 (D)	6.500	01-01-17	60,000	71,029

Georgia Municipal Electric Authority, Electric,
Power & Light Revenues, Series BB	5.700	01-01-19	980,000	1,108,037

Georgia Municipal Electric Authority, Electric,
Power & Light Revenues, Series C (D)	5.700	01-01-19	4,895,000	5,504,672

Georgia Municipal Electric Authority, Electric,
Power & Light Revenues, Series EE (D)	7.250	01-01-24	2,000,000	2,590,340

Georgia Municipal Electric Authority, Electric,
Power & Light Revenues, Escrowed to
Maturity, Series Y (D)	6.500	01-01-17	145,000	170,175

Georgia Municipal Electric Authority, Electric,
Power & Light Revenues, Escrowed to
Maturity, Series Z (D)	5.500	01-01-20	150,000	170,748

Monroe County Development Authority,
Oglethorpe Power Corp., Series A	6.800	01-01-12	1,000,000	1,075,260

Illinois 3.72%				18,133,251

Chicago Board of Education, Series A (D)	5.500	12-01-30	3,650,000	4,124,938

Chicago Tax Increment Revenue, Pilsen
Redevelopment, Series B	6.750	06-01-22	3,000,000	3,011,430

Illinois Development Finance Authority, Edison
Project (D)	5.850	01-15-14	3,000,000	3,298,320

Illinois Finance Authority, Rush University
Medical Center, Series A	7.250	11-01-38	1,500,000	1,690,095

Lake County Community Consolidated School
District No: 24 (D)	Zero	01-01-22	2,440,000	1,385,871

Round Lake Lakewood Grove Special Service
Area No: 1, Prerefunded to 3-1-13	6.700	03-01-33	1,000,000	1,148,990

Will County Community Unit School District
No: 365 (D)	Zero	11-01-21	5,780,000	3,473,607

Indiana 0.67%				3,285,390

Indiana Finance Authority, Duke Energy, Series B	6.000	08-01-39	3,000,000	3,285,390

See notes to financial statements

14	Tax-Free Bond Fund | Annual report

		Maturity
	Rate	date	Par value	Value
Kentucky 2.07%				$10,076,693

Kentucky Economic Development Finance
Authority, Louisville Arena, Series A–1 (D)	6.000%	12-01-33	$1,000,000	1,100,630

Kentucky Economic Development Finance
Authority, Norton Healthcare, Prerefunded to
10-1-13, Series C (D)	6.100	10-01-21	1,770,000	2,048,049

Kentucky Economic Development Finance
Authority, Norton Healthcare, Series C (D)	6.100	10-01-21	3,230,000	3,397,799

Kentucky State Property & Buildings
Commission, Project No: 93 (D)	5.250	02-01-29	3,250,000	3,530,215

Louisiana 0.53%				2,577,675

Louisiana Local Government
Environmental Facilities, Westlake Chemical
Corp. Project	6.750	11-01-32	2,500,000	2,577,675

Massachusetts 6.29%				30,631,734

Commonwealth of Massachusetts, Series C (D)	5.500	12-01-24	8,000,000	9,746,720

Massachusetts Bay Transportation Authority,
Sales Tax Revenue, Series A–2	Zero	07-01-26	13,595,000	6,489,709

Massachusetts Health & Educational Facilities
Authority, Civic Investments, Prerefunded to
12-15-12, Series B	9.200	12-15-31	3,500,000	4,255,265

Massachusetts Health & Educational Facilities
Authority, Partners HealthCare, Series C	5.750	07-01-32	85,000	86,971

Massachusetts State Department
of Transportation, Highway Revenue Tolls	5.000	01-01-37	3,000,000	3,045,570

Massachusetts Water Pollution Abatement,
Series A	6.375	02-01-15	75,000	75,379

Massachusetts Water Resources Authority,
Water Revenue, Series A	5.000	08-01-40	6,500,000	6,932,120

Michigan 0.24%				1,155,700

Detroit Water Supply System Revenue, Water
Revenue, Second Lien, Series B (D)	7.000	07-01-36	1,000,000	1,155,700

Missouri 0.63%				3,087,393

Fenton Tax Increment Revenue, Public
Improvements, Prerefunded to 10-1-11	7.000	10-01-21	955,000	1,041,533

Missouri State Health & Educational
Facilities Authority, Children’s Mercy Hospital	5.625	05-15-39	2,000,000	2,045,860

Nebraska 1.30%				6,334,322

Central Plains Energy Project Revenue, Natural
Gas Revenue, Series A	5.250	12-01-20	4,970,000	4,918,610

Omaha Public Power District, Electric, Power &
Light Revenues, Escrowed to Maturity, Series B	6.200	02-01-17	1,200,000	1,415,712

New Hampshire 0.26%				1,284,850

New Hampshire Health & Education
Facilities Authority, Exeter Project	6.000	10-01-24	1,250,000	1,284,850

New Jersey 4.80%				23,385,077

New Jersey Health Care Facilities
Financing Authority, Cherry Hill Project	8.000	07-01-27	1,120,000	941,282

New Jersey State Turnpike Authority, Series E	5.250	01-01-40	4,500,000	4,741,380

New Jersey State Turnpike Authority, Highway
Revenue Tolls, Series I	5.000	01-01-35	3,750,000	3,912,413

See notes to financial statements

Annual report | Tax-Free Bond Fund	15

		Maturity
	Rate	date	Par value	Value
New Jersey (continued)

Tobacco Settlement Financing Corp,
Prerefunded to 6-1-13	6.750%	06-01-39	$5,000,000	$5,838,050

Tobacco Settlement Financing Corp.,
Prerefunded to 6-1-13	6.250	06-01-43	4,000,000	4,611,400

Tobacco Settlement Financing Corp., Series 1A	4.500	06-01-23	3,575,000	3,340,552

New York 13.83%				67,341,887

Brooklyn Arena Local Development Corp.,
Barclays Center Project	6.250	07-15-40	1,000,000	1,026,830

Brooklyn Arena Local Development Corp.,
Barclays Center Project	6.000	07-15-30	2,500,000	2,565,975

New York City Industrial Development Agency
AMT, Terminal One Group Association Project (P)	5.500	01-01-24	1,500,000	1,536,855

New York City Industrial Development Agency,
7 World Trade Center, Series A	6.250	03-01-15	2,000,000	2,016,380

New York City Municipal Water Finance
Authority, Water Revenue, Series 2009-EE	5.250	06-15-40	3,000,000	3,239,700

New York City Municipal Water Finance
Authority, Water Revenue, Series B	6.000	06-15-33	375,000	379,751

New York City Municipal Water Finance
Authority, Water Revenue, Series F (V)	0.270	06-15-35	550,000	550,000

New York City Municipal Water Finance
Authority, Water Revenue, Series GG-1	5.000	06-15-39	10,000,000	10,573,600

New York City Transitional Finance Authority,
Income Tax Revenue, Series A
(Zero Coupon step up to 14.000% on 11-1-11)	Zero	11-01-29	5,000,000	4,925,950

New York City Transitional Finance Authority,
Income Tax Revenue, Series S-3	5.375	01-15-34	2,000,000	2,152,060

New York City Transitional Finance Authority,
Income Tax Revenue, Series S-3	5.250	01-15-39	3,000,000	3,194,610

New York City Transitional Finance Authority,
Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	2,995,000	3,258,440

New York Liberty Development Corp.,
Goldman Sachs Headquarters	5.250	10-01-35	3,500,000	3,518,340

New York State Dormitory Authority, State
University Education Facilities, Series A	5.500	05-15-19	1,000,000	1,148,600

New York State Dormitory Authority, Income
Tax Revenue, Series A	5.000	02-15-39	2,500,000	2,650,150

New York State Dormitory Authority, College &
University Revenue, Series B	7.500	05-15-11	145,000	154,261

New York State Housing Finance Agency,
College & University Revenue, Escrowed to
Maturity, Series A	8.000	05-01-11	475,000	496,256

Port Authority of New York & New Jersey,
144th Construction Project	5.000	10-01-29	3,500,000	3,734,535

Port Authority of New York & New Jersey, 5th
Installment Special Project, AMT	6.750	10-01-19	8,700,000	8,134,500

Triborough Bridge & Tunnel Authority,
Highway Revenue Tolls	5.000	11-15-33	9,025,000	9,503,054

Westchester Tobacco Asset Securitization Corp.,
Public Improvements, Prerefunded to 7-15-17	6.950	07-15-39	2,000,000	2,582,040

See notes to financial statements

16	Tax-Free Bond Fund | Annual report

		Maturity
	Rate	date	Par value	Value
Ohio 1.21%				$5,899,313

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A–2	5.125%	06-01-24	$5,375,000	4,802,133

Ohio Air Quality Development Authority,
FirstEnergy Solutions Corp., Series C AMT (P)	7.250	11-01-32	1,000,000	1,097,180

Oklahoma 0.41%				2,012,000

Tulsa Municipal Airport Trust Trustees, Series A
AMT (P)	7.750	06-01-35	2,000,000	2,012,000

Oregon 1.38%				6,723,861

Clackamas County School District No. 12,
Series B
(Zero Coupon steps up to 5.000% on 6-15-11) (D)	Zero	06-15-28	5,630,000	5,634,223

Western Generation Agency, Wauna
Cogenertion Project, Series B AMT	5.000	01-01-14	1,100,000	1,089,638

Pennsylvania 3.74%				18,192,836

Allegheny County Hospital Development Authority,
West Penn Allegheny Health Systems, Series A	5.000	11-15-28	3,500,000	2,887,745

Allegheny County Redevelopment Authority,
Pittsburgh Mills Project	5.600	07-01-23	1,000,000	923,890

Carbon County Industrial Development Authority
AMT, Panther Creek Partners Project	6.700	05-01-12	4,960,000	4,971,656

Luzerne County Industrial
Development Authority, Amern Water Co.	5.500	12-01-39	1,000,000	1,032,120

Pennsylvania Turnpike Commission, Series C	Zero	12-01-38	4,000,000	808,440

Philadelphia Authority for Industrial
Development AMT, Commerical Development	7.750	12-01-17	3,250,000	3,253,705

Philadelphia School District, Series E	6.000	09-01-38	4,000,000	4,315,280

Puerto Rico 5.06%				24,647,808

Commonwealth of Puerto Rico, Income Tax
Revenue (D)(P)	11.364	07-01-11	9,600,000	10,536,192

Puerto Rico Aqueduct & Sewer Authority,
Water Revenue (D)(P)	11.364	07-01-11	6,500,000	7,296,640

Puerto Rico Aqueduct & Sewer Authority,
Water Revenue (D)	6.000	07-01-11	200,000	212,256

Puerto Rico Public Buildings Authority,
Government Facilities, Series P	6.750	07-01-36	3,000,000	3,349,440

Puerto Rico Sales Tax Financing Authority, Sales
Tax Revenue, Series A (Zero Coupon Steps up
to 6.750% on 8-1-16)	Zero	08-01-32	4,000,000	3,253,280

Rhode Island 0.18%				885,951

Town of Tiverton, Mount Hope Bay Village,
Series A	6.875	05-01-22	900,000	885,951

South Carolina 3.77%				18,369,425

Richland County AMT, International Paper Co.	6.100	04-01-23	3,325,000	3,365,665

South Carolina State Public Service Authority,
Santee Cooper, Series A	5.500	01-01-38	6,000,000	6,548,400

South Carolina State Public Service Authority,
Santee Cooper, Series E	5.000	01-01-40	8,000,000	8,455,360

South Dakota 1.03%				5,008,050

Educational Enhancement Funding Corp.,
Series B	6.500	06-01-32	5,000,000	5,008,050

See notes to financial statements

Annual report | Tax-Free Bond Fund	17

		Maturity
	Rate	date	Par value	Value
Texas 5.55%				$27,032,769

Bexar County Health Facilities Development Corp.,
Army Retirement Residence Project, Prerefunded
to 7-1-12	6.300%	07-01-32	$1,000,000	1,115,000

Brazos River Authority, TXU Energy Co.,
Series A AMT	8.250	10-01-30	2,000,000	1,238,200

Brazos River Authority, TXU Energy Co.,
Series A AMT	7.700	04-01-33	1,500,000	876,270

Harris County, Highway Revenue Tolls, Series C	5.000	08-15-49	5,000,000	5,077,500

Houston Independent School District Public
Financing Corp., Cesar Chavez Project, Series A (D)	Zero	09-15-16	900,000	752,769

Lower Colorado River Authority	5.625	05-15-39	4,000,000	4,292,240

Lower Colorado River Authority, Electric,
Power & Light Revenues	5.000	05-15-40	5,000,000	5,118,150

Mission Economic Development Corp., Allied
Waste, Inc. Project, Series A AMT	5.200	04-01-18	1,000,000	1,003,160

North Texas Tollway Authority, Series A	6.000	01-01-25	3,000,000	3,274,440

North Texas Tollway Authority, Highway
Revenue Tolls, Series K-2	6.000	01-01-38	4,000,000	4,285,040

Utah 0.15%				740,677

Salt Lake City, IHC Hospital, Inc., Escrowed to
Maturity, Series A	8.125	05-15-15	635,000	740,677

Washington 0.39%				1,889,700

Washington Public Power Supply Systems,
Electric, Power & Light Revenues, Series B	7.125	07-01-16	1,500,000	1,889,700

West Virginia 0.63%				3,079,170

West Virginia State Hospital Finance Authority,
Charleston Medical Center, Prerefunded
to 9-1-10	6.750	09-01-22	2,400,000	2,463,336

West Virginia State Hospital Finance Authority,
Charleston Medical Center, Prerefunded
to 9-1-10	6.750	09-01-22	600,000	615,834

Wisconsin 0.45%				2,183,560

State of Wisconsin, Series A	5.750	05-01-33	2,000,000	2,183,560

Wyoming 0.67%				3,240,750

Campbell County Solid Waste Facilites
Revenue, Basin Electric Power Co., Series A	5.750	07-15-39	3,000,000	3,240,750

Corporate Bonds 1.39%				$6,766,130

(Cost $9,263,904)

Diversified Financial Services 0.75%				3,650,660

Municipal Mortgage & Equity, LLC (P)(S)	7.500%	06-30-49	$3,841,668	3,650,660

Thrifts & Mortgage Finance 0.64%				3,115,470

Charter MAC Equity Issuer Trust, Series A–4-1 (S)	5.750	05-15-15	3,000,000	3,115,470

See notes to financial statements

18	Tax-Free Bond Fund | Annual report

	Par value	Value
Short-Term Investments 0.15%		$758,000

(Cost $758,000)

Repurchase Agreement 0.15%		758,000

Repurchase Agreement with State Street Corp.
dated 5-28-10 at 0.01% to be repurchased at
$758,001 on 6-1-10, collateralized by $775,000
Federal Home Loan Bank, 1.375% due 5-14-12
(valued at $775,000).	$758,000	758,000

Total investments (Cost $441,392,545)† 98.49%		$479,687,434

Other assets and liabilities, net 1.51%		$7,333,514

Total net assets 100.00%		$487,020,948

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of total investments

Ambac Financial Group, Inc.	3.59%
Assured Guaranty Corp.	4.34%
Financial Guaranty Insurance Company	1.18%
National Public Finance Guarantee Insurance Corp.	13.05%

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of May 31, 2010.

† At May 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $439,095,762. Net unrealized appreciation aggregated $40,591,672, of which $45,693,207 related to appreciated investment securities and $5,101,535 related to depreciated investment securities.

The porfolio had the following sector distribution as a percentage of total net assets on May 31, 2010:

General Obligation Bonds	4%
Revenue Bonds
Transportation	17%
Power	11%
Education	8%
Health Care	8%
Airport	7%
Water & Sewer	6%
Utilities	5%
Development	4%
Pollution	3%
Other Revenue	24%
Short-Term Investments & Other	3%

See notes to financial statements

Annual report | Tax-Free Bond Fund	19

F I N A N C I A L  S T A T E M E N T S
Financial statements

Statement of assets and liabilities 5-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $441,392,545)	$479,687,434
Cash	459
Receivable for fund shares sold	999,893
Interest receivable	7,302,317
Other receivables and prepaid assets	83,985

Total assets	488,074,088

Liabilities

Payable for fund shares repurchased	399,802
Distributions payable	481,971
Payable to affiliates
Accounting and legal services fees	7,107
Transfer agent fees	17,366
Distribution and service fees	31,475
Trustees’ fees	41,094
Other liabilities and accrued expenses	74,325

Total liabilities	1,053,140

Net assets

Capital paid-in	$470,826,617
Undistributed net investment income	1,537,256
Accumulated net realized loss on investments	(23,637,814)
Net unrealized appreciation (depreciation) on investments	38,294,889

Net assets	$487,020,948

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($439,723,635 ÷ 44,107,410 shares)	$9.97
Class B ($9,559,160 ÷ 958,801 shares)[1]	$9.97
Class C ($37,738,153 ÷ 3,785,711 shares)[1]	$9.97

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.44

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

20	Tax-Free Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$26,553,773

Expenses

Investment management fees (Note 4)	2,603,074
Distribution and service fees (Note 4)	1,500,299
Accounting and legal services fees (Note 4)	94,359
Transfer agent fees (Note 4)	426,213
Trustees’ fees (Note 4)	42,238
State registration fees	36,647
Printing and postage fees	56,112
Professional fees	97,854
Custodian fees	76,080
Registration and filing fees	19,659
Other	27,179

Total expenses	4,979,714
Less expense reductions (Note 4)	(17,532)

Net expenses	4,962,182

Net investment income	21,591,591

Realized and unrealized gain (loss)

Net realized gain on investments	3,917,641
Change in net unrealized appreciation (depreciation) of investments	16,829,443

Net realized and unrealized gain	20,747,084

Increase in net assets from operations	$42,338,675

See notes to financial statements

Annual report | Tax-Free Bond Fund	21

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period	Year
	ended	ended	ended
	5-31-10	5-31-09[1]	8-31-08

Increase (decrease) in net assets

From operations
Net investment income	$21,591,591	$15,918,216	$20,403,322
Net realized gain (loss)	3,917,641	(10,078,446)	(1,960,315)
Change in net unrealized
appreciation (depreciation)	16,829,443	(3,883,768)	(4,001,767)

Increase in net assets resulting
from operations	42,338,675	1,956,002	14,441,240

Distributions to shareholders
From net investment income
Class A	(19,877,142)	(14,433,986)	(19,028,985)
Class B	(395,884)	(352,283)	(534,537)
Class C	(1,253,985)	(612,034)	(336,964)

Total distributions	(21,527,011)	(15,398,303)	(19,900,486)

From Fund share transactions (Note 5)	16,263,207	20,314,234	(9,106,347)

Total increase (decrease)	37,074,871	6,871,933	(14,565,593)

Net assets

Beginning of year	449,946,077	443,074,144	457,639,737

End of year	$487,020,948	$449,946,077	$443,074,144

Undistributed net investment income	$1,537,256	$1,533,590	$1,227,578

1 For the nine-month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

See notes to financial statements

22	Tax-Free Bond Fund | Annual report

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05[2]
Per share operating performance

Net asset value, beginning of year	$9.53	$9.82	$9.95	$10.24	$10.41	$10.22
Net investment income[3]	0.45	0.35	0.45	0.45	0.47	0.48
Net realized and unrealized gain (loss)
on investments	0.44	(0.30)	(0.13)	(0.29)	(0.18)	0.19
Total from investment operations	0.89	0.05	0.32	0.16	0.29	0.67
Less distributions
From net investment income	(0.45)	(0.34)	(0.45)	(0.45)	(0.46)	(0.48)
Net asset value, end of year	$9.97	$9.53	$9.82	$9.95	$10.24	$10.41
Total return (%)[4]	9.56[6]	0.66[5]	3.25[6]	1.55[6]	2.87[6]	6.72

Ratios and supplemental data

Net assets, end of year (in millions)	$440	$411	$417	$434	$459	$487
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	1.02[7,8]	0.96	0.95	0.96	0.99
Interest and fees[9]	—	—	0.06	0.08	—	—
Expenses net of fee waivers	0.98	1.02[7,8]	1.02	1.03	0.96	0.99
Net investment income	4.64	5.05[7]	4.53	4.45	4.54	4.71
Portfolio turnover (%)	28	36	36	40	54	32

1 For the nine-month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

9 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

Annual report | Tax-Free Bond Fund	23

CLASS B SHARES Period ended	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05[2]
Per share operating performance

Net asset value, beginning of year	$9.53	$9.82	$9.95	$10.24	$10.41	$10.22
Net investment income[3]	0.38	0.29	0.38	0.38	0.39	0.41
Net realized and unrealized gain (loss)
on investments	0.44	(0.29)	(0.14)	(0.30)	(0.18)	0.18
Total from investment operations	0.82	—	0.24	0.08	0.21	0.59
Less distributions
From net investment income	(0.38)	(0.29)	(0.37)	(0.37)	(0.38)	(0.40)
Net asset value, end of year	$9.97	$9.53	$9.82	$9.95	$10.24	$10.41
Total return (%)[4]	8.74[6]	0.10[5]	2.47[6]	0.80[6]	2.10[6]	5.93

Ratios and supplemental data

Net assets, end of year (in millions)	$10	$11	$13	$16	$21	$32
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74	1.77[7,8]	1.71	1.70	1.71	1.74
Interest and fees[9]	—	—	0.06	0.08	—	—
Expenses net of fee waivers	1.73	1.77[7,8]	1.77	1.78	1.71	1.74
Net investment income	3.89	4.29[7]	3.77	3.69	3.79	3.96
Portfolio turnover (%)	28	36	36	40	54	32

1 For the nine-month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

9 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

CLASS C SHARES Period ended	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05[2]

Per share operating performance
Net asset value, beginning of year	$9.53	$9.82	$9.95	$10.24	$10.41	$10.22
Net investment income[3]	0.38	0.29	0.38	0.37	0.39	0.41
Net realized and unrealized gain (loss)
on investments	0.44	(0.29)	(0.14)	(0.29)	(0.18)	0.18
Total from investment operations	0.82	—	0.24	0.08	0.21	0.59
Less distributions
From net investment income	(0.38)	(0.29)	(0.37)	(0.37)	(0.38)	(0.40)
Net asset value, end of year	$9.97	$9.53	$9.82	$9.95	$10.24	$10.41
Total return (%)[4]	8.74[6]	0.10[5]	2.47[6]	0.80[6]	2.10[6]	5.93

Ratios and supplemental data

Net assets, end of year (in millions)	$38	$27	$13	$7	$7	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.73	1.77[7,8]	1.71	1.70	1.71	1.74
Interest and fees[9]	—	—	0.06	0.08	—	—
Expenses net of fee waivers	1.73	1.77[7,8]	1.77	1.78	1.71	1.74
Net investment income	3.88	4.31[7]	3.78	3.70	3.79	3.96
Portfolio turnover (%)	28	36	36	40	54	32

1 For the nine-month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

9 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

24	Tax-Free Bond Fund | Annual report

Notes to financial statements

Note 1 — Organization

John Hancock Tax-Free Bond Fund (the Fund) is a diversified series of John Hancock Municipal Securities Trust (the Trust), open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek as high a level of interest income that is exempt from federal income tax as is consistent with preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2010, all investments are categorized as Level 2 under the hierarchy described above. During the year ended May 31, 2010, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Annual report | Tax-Free Bond Fund	25

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended May 31, 2010, the Fund had no significant borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $23,617,849 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2010.

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31

2011	2012	2015	2016	2017	2018

$7,431,104	$6,837,618	$257,214	$209,653	$5,383,181	$3,499,079

26	Tax-Free Bond Fund | Annual report

As of May 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the year ended May 31, 2010, the nine month period ended May 31, 2009 and the year ended August 31, 2008 were as follows:

	MAY 31, 2010	MAY 31, 2009	AUGUST 31, 2008

Ordinary Income	$163,912	$2,249	$180,250

Exempt Interest	$21,363,099	$15,396,054	$19,720,236

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of May 31, 2010, the components of distributable earnings on a tax basis included $2,051,159 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to amortization and accretion of debt securities.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net assets, (b) 0.50% of the next $500,000,000, (c) 0.45% of the next $2,000,000,000 and (d) 0.425% of the Fund’s average daily net assets in excess of $3,000,000,000. Prior to October 1, 2009, the Fund paid this fee, equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net assets, (b) 0.50% of the next $500,000,000, and (c) 0.45% of the Fund’s average daily net assets in excess of $1,000,000,000. Prior to July 1, 2009, the Fund paid this fee monthly. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC,

Annual report | Tax-Free Bond Fund	27

an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2010 were equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.

The Adviser voluntarily waived certain other expenses. Accordingly, these expense reductions amounted to $4,955, $113 and $378 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended May 31, 2010, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The following table shows the contractual rates of distribution and services fees under this arrangement, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fee

Class A	0.25%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $604,947 for the year ended May 31, 2010. Of this amount, $76,306 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $449,769 was paid as sales commissions to broker-dealers and $78,872 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2010, CDSCs received by the Distributor amounted to $13,223 and $13,130 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services” or “Transfer Agent”), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.01% for all classes, based on each class’s average daily net assets.

28	Tax-Free Bond Fund | Annual report

• The Fund pays a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost). The Signature Services Cost is comprised of a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for services provided to their clients who in invest in one or more John Hancock Funds. Signature Services Cost is calculated monthly and allocated to four categories of share classes: Institutional Share Classes, Retirement Shares Classes, Municipal Bond Classes and all other Retail Shares Classes. Within each of these categories, Signature Services Cost is allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. The amounts related to these fees are credited by Signature Services to the Fund. For the year ended May 31, 2010, these fees amounted to $11,041, $267 and $778 for Class A, Class B and Class C shares, respectively.

Class level expenses for year ended May 31, 2010 were:

	Distribution and	Transfer
Class	service fees	agent fees

Class A	$1,073,461	$387,875
Class B	102,178	9,533
Class C	324,660	28,805
Total	$1,500,299	$426,213

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the year ended May 31, 2010, for the nine-month period ended May 31, 2009 and for the year ended August 31, 2008 were as follows:

Annual report | Tax-Free Bond Fund	29

	Year ended 5-31-10		Period ended 5-31-09[1]		Year ended 8-31-08
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	4,875,194	$47,637,868	4,449,118	$41,649,296	2,871,529	$28,467,107
Distributions
reinvested	1,476,034	14,482,920	1,145,256	10,610,551	1,419,271	14,057,101
Repurchased	(5,376,670)	(52,612,017)	(4,879,213)	(44,933,709)	(5,517,877)	(54,881,160)

Net increase
(decrease)	974,558	$9,508,771	715,161	$7,326,138	(1,227,077)	($12,356,952)

Class B shares

Sold	249,689	$2,435,087	316,450	$2,954,933	169,785	$1,690,375
Distributions
reinvested	25,681	251,664	23,296	215,750	34,446	341,308
Repurchased	(515,860)	(5,007,125)	(448,484)	(4,147,111)	(500,005)	(4,984,103)

Net decrease	(240,490)	($2,320,374)	(108,738)	($976,428)	(295,774)	($2,952,420)

Class C shares

Sold	1,691,925	$16,571,159	1,787,141	$16,684,166	733,348	$7,224,800
Distributions
reinvested	60,632	596,260	34,007	314,984	22,661	224,610
Repurchased	(828,104)	(8,092,609)	(332,690)	(3,034,626)	(126,097)	(1,246,385)

Net increase	924,453	$9,074,810	1,488,458	$13,964,524	629,912	$6,203,025

Net increase
(decrease)	1,658,521	$16,263,207	2,094,881	$20,314,234	(892,939)	($9,106,347)

1 For the nine-month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $148,464,902 and $138,251,068, respectively, for the year ended May 31, 2010. These amounts included purchases and sales of variable rate demand notes, which amounted to $7,300,000 and $8,850,000, respectively. Other short-term securities are excluded from these amounts.

30	Tax-Free Bond Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Series Trust and Shareholders of John
Hancock Tax-Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Tax-Free Bond Fund (the “Fund”) at May 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2010 by correspondence with the custodian, provide a reasonable basis for our opinion. The Financial Highlights for the period ended on August 31, 2005 was audited by other auditors whose report expressed an unqualified opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 16, 2010

Annual report | Tax-Free Bond Fund	31

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended May 31, 2010.

The Fund designates 99.27% of dividends from net investment income as exempt-interest dividends. The percentage of dividends subject to the alternative minimum tax is 8.20%.

For specific information on exception provisions in your state, consult your local state tax office or your tax adviser. Shareholders will be mailed a 2010 U.S. Treasury Department Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

32	Tax-Free Bond Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2006	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (1997–1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin
Insurance Agency, Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc.
(management/investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since 2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Annual report | Tax-Free Bond Fund	33

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2006	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2006	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (“KPMG”) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	244

Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive
Vice President (1999–2009); President, John Hancock Financial Services; Chairman and Director,
John Hancock Advisers, LLC and John Hancock Funds, LLC (2005–2010) and Chairman and Director,
John Hancock Investment Management Services, LLC (2006–2010); Trustee of John Hancock Trust
(since 2005), John Hancock Funds II (since 2005), and the John Hancock retail funds (since 2005).

34	Tax-Free Bond Fund | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, Strategic Initiatives, Manulife Financial Corporation (since 2006), Vice
President (until 2006), Manulife Financial Corporation; Director, Executive Vice President and Chief
Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2005, including other positions); Chief Operating Officer,
John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (2007–2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (since 2005); Director, John Hancock Investment
Management Services, LLC (since 2006); Director, Chairman and President and Chief Executive Officer,
John Hancock retail funds (since 2005); President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005, including prior positions); Executive Vice President,
John Hancock Investment Management Services, LLC (since 2006, including prior positions); Executive
Vice President, John Hancock Funds, LLC (since 2004, including prior positions); Chief Operating Officer,
John Hancock retail funds (since 2009) and Vice President (2007–2009); Vice President, John Hancock
Funds II and John Hancock Trust (since 2006); Senior Vice President, Product Management and
Development for John Hancock Funds, LLC (2005–2009); Vice President and Director, Marketing and
Product Management, John Hancock Funds, LLC (1998–2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II, and
John Hancock Trust (since 2006); Secretary and Chief Legal Counsel, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2007, including prior positions); Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund
(2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Annual report | Tax-Free Bond Fund	35

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Chief Compliance Officer (since 2008), Vice President and Chief Compliance Officer (2005–2008),
John Hancock retail funds, John Hancock Funds II, and John Hancock Trust; Chief Compliance Officer,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008);
Vice President and Chief Compliance Officer, John Hancock Advisers, LLC, John Hancock Investment
Management Services, LLC and MFC Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and
John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Treasurer for John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009);
Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC
(since 2007); Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web site www.jhfunds.com.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

36	Tax-Free Bond Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Chief Operating Officer	Independent registered
public accounting firm
Thomas M. Kinzler	PricewaterhouseCoopers LLP
Secretary and Chief Legal Officer
The report is certified under the Sarbanes-Oxley
Francis V. Knox, Jr.	Act, which requires mutual funds and other public
Chief Compliance Officer	companies to affirm that, to the best of their
knowledge, the information in their financial reports
Charles A. Rizzo	is fairly and accurately stated in all material respects.
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Tax-Free Bond Fund	37

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.	5200A 5/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/10

John Hancock
MUTUAL FUNDS

John Hancock

High Yield Municipal Bond Fund

Annual Report
5.31.10

Management’s discussion of
Fund performance

By MFC Global Investment Management (U.S.), LLC

High-yield municipal bonds posted strong gains for the year ended May 31, 2010, as signs of economic recovery helped these securities rebound from a steep decline in late 2008 and early 2009. Supply and demand factors also contributed to the advance in high-yield municipal bonds — demand increased as the economic environment improved, while supply was curtailed by the federal Build America Bonds program. States and municipalities continued to face challenging budget situations over the past 12 months. Many states used a combination of spending cuts, tax hikes and reserve funds to overcome budget deficits. They also pushed spending cuts down to the local level by reducing funding to county and town governments.

For the year ended May 31, 2010, John Hancock High Yield Municipal Bond Fund’s Class A shares posted a total return of 14.15% at net asset value. By comparison, Morningstar, Inc.’s high yield muni fund category produced an average return of 17.59%, while the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned 8.52%.

The Fund posted a strong return, outpacing the broad municipal bond index but trailing its Morningstar peer group average. The Fund’s underperformance of its peer group was driven primarily by the Fund’s lower risk profile, with an emphasis on the higher-quality segments of the high-yield municipal market. This positioning weighed on relative results as lower-rated issues outperformed during the period. Essential services bonds (which fund utilities and other basic services, including pollution control revenue bonds) fared well thanks to their attractive yields and stable revenues. Special tax bonds were major beneficiaries of the improving economic environment. The heaviest new issuance during the period came from the health care sector, but we remained cautious and selective in this area of the municipal market given the uncertainty about the impact of federal health care legislation.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. As a result, credit, market and other risks associated with the Fund’s investment strategies or techniques may be more pronounced for the Fund than for funds that are diversified.

The major risk factors in this Fund’s performance are interest rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk.

Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

6	High Yield Municipal Bond Fund | Annual report

A look at performance

For the period ended May 31, 2010

	Average annual returns (%)			Cumulative total returns (%)			SEC 30-day
	with maximum sales charge (POP)			with maximum sales charge (POP)			yield (%)

							as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-10
Class A	9.01	3.05	4.64	9.01	16.24	57.42	4.36
Class B	8.29	2.89	4.51	8.29	15.33	55.45	3.82
Class C	12.30	3.23	4.35	12.30	17.23	53.03	3.81

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.11%, Class B — 1.86% and Class C — 1.86%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

Annual report | High Yield Municipal Bond Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock High Yield Municipal Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Municipal Bond Index.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	5-31-00	$15,545	$15,545	$17,817

Class C2	5-31-00	15,303	15,303	17,817

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of 5-31-10. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

8	High Yield Municipal Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2009 with the same investment held until May 31, 2010.

	Account value	Ending value	Expenses paid during
	on 12-1-09	on 5-31-10	period ended 5-31-10[1]

Class A	$1,000.00	$1,058.70	$5.03

Class B	1,000.00	1,054.70	8.86

Class C	1,000.00	1,054.80	8.86

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | High Yield Municipal Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2009, with the same investment held until May 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-09	on 5-31-10	period ended 5-31-10[1]

Class A	$1,000.00	$1,020.00	$4.94

Class B	1,000.00	1,016.30	8.70

Class C	1,000.00	1,016.30	8.70

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.98%, 1.73% and 1.73% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	High Yield Municipal Bond Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Atlanta Water & Waste Water Revenue,		Texas Municipal Gas Acquisition &
11-1-19, 5.000%	3.8%	Supply Corp., 12-15-26, 6.250%	1.4%

Foothill Eastern Transportation		Tennessee Energy Acquisition Corp.,
Corridor Agency, 1-1-18, Zero	2.3%	2-1-25, 5.000%	1.3%

Golden State Tobacco Securitization Corp.,		Buckeye Ohio Tobacco Settlement
6-1-27, 4.500%	1.9%	Financing Authority,
		6-1-24, 5.125%	1.3%
New York Liberty Development Corp.,
10-1-35, 5.250%	1.8%	Pennsylvania Turnpike Commission,
		12-1-38, Zero	1.2%
North Texas Tollway Authority,
1-1-38, 5.750%	1.7%	North Texas Tollway Authority,
		1-1-39, 6.250%	1.2%

Sector Composition2.3

General Obligation Bonds	2%	Water & Sewer	5%

Revenue Bonds		Education	5%

Development	17%	Utilities	1%

Pollution	12%	Tobacco	1%

Transportation	10%	Other Revenue	22%

Health Care	10%	Short-Term Investments & Other	2%

Airport	7%

Power	6%

Quality Composition[2,4]

AAA	4%	B	4%

AA	8%	CCC & Below	2%

A	33%	Not Rated	2%

BBB	31%	Short-Term Investments & Other	2%

BB	14%

1 As a percentage of net assets on 5-31-10. Excludes cash and cash equivalents.

2 As a percentage of net assets on 5-31-10.

3 Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 5-31-10 and do not reflect subsequent downgrades.

Annual report | High Yield Municipal Bond Fund	11

Fund’s investments

As of 5-31-10

		Maturity
	Rate	date	Par value	Value

Municipal Bonds 98.07%				$270,013,331

(Cost $250,158,904)

Alabama 2.19%				6,031,660

Birmingham Special Care Facilities
Financing Authority, Childrens Hospital	6.125%	06-01-34	$2,000,000	2,102,360

Courtland Industrial Development Board,
International Paper Co. Project, Series A AMT	5.200	06-01-25	2,000,000	1,861,840

Selma Industrial Development Board, Gulf
Opportunity Zone, Series A	6.250	11-01-33	2,000,000	2,067,460

Arizona 2.92%				8,042,755

Maricopa County Industrial Development
Authority, Catholic Healthcare West, Series A	6.000	07-01-39	3,000,000	3,169,740

Maricopa County Pollution Control Corp.,
Public Service Palo Verde, Series A	6.250	01-01-38	1,000,000	1,023,330

Maricopa County Pollution Control Corp.,
Arizona Public Service Co., Series A (P)	6.000	05-01-29	1,500,000	1,581,945

Maricopa County Pollution Control Corp.,
El Paso Electric Co. Project, Series B	7.250	04-01-40	2,000,000	2,267,740

California 9.07%				24,969,562

California Pollution Control Financing
Authority, Browning-Ferris Industries,
Inc. AMT	6.750	09-01-19	1,000,000	1,004,620

California State Public Works Board,
California State University, Series D	6.250	04-01-34	1,000,000	1,052,580

California Statewide Communities
Development Authority, Thomas Jefferson
School, Series A	7.250	10-01-38	1,000,000	1,033,620

Foothill Eastern Transportation
Corridor Agency, Highway Revenue Tolls	Zero	01-15-36	4,000,000	677,360

Foothill Eastern Transportation Corridor
Agency, Highway Revenue Tolls, Escrowed
to Maturity, Series A	Zero	01-01-18	7,950,000	6,398,637

Golden State Tobacco Securitization Corp.,
Series A–1	4.500	06-01-27	5,935,000	5,345,476

M-S-R Energy Authority, Natural Gas Revenue,
Series A	6.500	11-01-39	1,500,000	1,656,375

M-S-R Energy Authority, Natural Gas Revenue,
Series B	7.000	11-01-34	1,500,000	1,753,110

Millbrae Residential Facility Revenue,
Magnolia of Millbrae Project, Series A AMT	7.375	09-01-27	990,000	973,269

San Bernardino County, Medical Center
Financial Project, Series B (D)	5.500	08-01-17	2,500,000	2,578,725

See notes to financial statements

12	High Yield Municipal Bond Fund | Annual report

		Maturity
	Rate	date	Par value	Value
California (continued)

Southern California Public Power Authority,
Natural Gas Project No: 1, Series A	5.250%	11-01-26	$1,500,000	$1,470,840

State of California, Highway Improvements	5.500	03-01-40	1,000,000	1,024,950

Colorado 2.46%				6,764,665

Colorado Health Facilities Authority, Christian
Living Community Project, Series A	9.000	01-01-34	750,000	809,603

Colorado Health Facilities Authority, Christian
Living Community Project, Series A	5.750	01-01-26	1,000,000	908,880

E-470 Public Highway Authority, Highway
Revenue Tolls, Prerefunded to 9-1-10, Series B	Zero	09-01-35	15,700,000	2,390,482

Public Authority for Colorado Energy,
Natural Gas Revenue	6.250	11-15-28	2,500,000	2,655,700

Connecticut 0.57%				1,570,560

Hamden Facility Revenue, Whitney Center
Project, Series A	7.750	01-01-43	1,500,000	1,570,560

District of Columbia 1.28%				3,530,732

Metropolitan Washington DC Airports
Authority, Highway Revenue Tolls, Series A	Zero	10-01-37	4,000,000	681,240

Metropolitan Washington DC Airports
Authority, Highway Revenue Tolls, Series B	Zero	10-01-39	4,600,000	652,142

Metropolitan Washington DC Airports Authority,
Highway Revenue Tolls, Series C (Zero Coupon
Steps up to 6.500% on 10-1-16) (D)	Zero	10-01-41	3,000,000	2,197,350

Florida 9.65%				26,573,688

Bonnet Creek Resort Community
Development District	7.375	05-01-34	1,055,000	956,147

Bonnet Creek Resort Community
Development District	7.250	05-01-18	1,445,000	1,390,321

Capital Projects Finance Authority, Florida
University, Prerefunded to 8-15-10, Series A	7.850	08-15-31	2,000,000	2,090,820

Capital Projects Finance Authority,
College & University Revenue, Series G	9.125	10-01-11	875,000	885,911

Capital Region Community Development
District, Series A	7.000	05-01-39	1,235,000	1,155,478

Capital Trust Agency, Seminole Tribe Convention,
Prerefunded to 10-1-12, Series A (S)	8.950	10-01-33	1,000,000	1,190,900

Crossings at Fleming Island Community
Development District, Facilities
Improvements, Series C	7.100	05-01-30	1,000,000	1,000,540

Heritage Harbour North Community
Development District	6.375	05-01-38	1,245,000	1,037,010

Live Oak Community Development District
No: 1, Series A	6.300	05-01-34	1,000,000	1,018,670

Miami Beach Health Facilities Authority,
Mt. Sinai Medical Center, Series A	6.125	11-15-11	390,000	391,689

Miami-Dade County Aviation Revenue,
Miami International Airport, Series A	5.500	10-01-36	2,000,000	2,060,220

Miami-Dade County Aviation Revenue, Miami
International Airport, Series A AMT (D)	5.000	10-01-38	2,000,000	1,835,660

Miami-Dade County Aviation Revenue,
Miami International Airport, Series A–1	5.500	10-01-41	1,100,000	1,131,383

See notes to financial statements
	Annual report | High Yield Municipal Bond Fund	13

		Maturity
	Rate	date	Par value	Value
Florida (continued)

Orlando Urban Community Development District,
Electric Light & Power Improvements	6.250%	05-01-34	$1,000,000	$872,850

Orlando Urban Community Development District,
Electric Light & Power Improvements	6.000	05-01-20	595,000	535,185

Pensacola Airport Revenue AMT	6.000	10-01-28	2,000,000	2,118,120

Poinciana Community Development District,
Sewer Improvements, Series A	7.125	05-01-31	1,180,000	1,179,965

Seminole Indian Tribe of Florida, School
Improvements, Series A (S)	5.250	10-01-27	1,000,000	901,410

South Kendall Community Development
District, Series A	5.900	05-01-35	930,000	887,973

Tolomato Community Development District	6.650	05-01-40	1,000,000	812,080

Tolomato Community Development
District No: 8	6.450	05-01-23	1,000,000	881,590

Village Community Development District	6.375	05-01-38	890,000	808,022

Village Community Development District No: 5,
Series A	6.500	05-01-33	1,385,000	1,431,744

Georgia 6.70%				18,460,970

Atlanta Tax Allocation, Eastside Project, Series B	5.600	01-01-30	1,500,000	1,502,550

Atlanta Water & Waste Water Revenue (D)	5.000	11-01-19	10,000,000	10,549,300

Atlanta Water & Waste Water Revenue,
Series A	6.000	11-01-28	1,000,000	1,090,080

Clayton County Development Authority,
Delta Air Lines AMT	9.000	06-01-35	1,000,000	1,039,350

Gainesville & Hall County Development Authority,
ACTS Retirement-Life Communities, Inc.,
Series A–2	6.625	11-15-39	1,100,000	1,146,640

Marietta Development Authority, Life
University, Inc. Project	7.000	06-15-30	1,500,000	1,495,125

Municipal Electric Authority of Georgia,
Electric, Power & Light Revenues, Series D	5.500	01-01-26	1,500,000	1,637,925

Guam 0.78%				2,140,820

Guam Government, Series A	7.000	11-15-39	2,000,000	2,140,820

Hawaii 0.41%				1,119,900

Hawaii State Department of Budget & Finance,
15 Craigside Place Project, Series A	9.000	11-15-44	1,000,000	1,119,900

Illinois 1.91%				5,261,320

Chicago Tax Increment Revenue, Pilsen
Redevelopment, Series B	6.750	06-01-22	2,000,000	2,007,620

Illinois Development Finance Authority,
Series C1 (P)	5.950	08-15-26	1,000,000	1,000,240

Illinois Finance Authority, Rush University
Medical Center, Series A	7.250	11-01-38	2,000,000	2,253,460

Indiana 1.83%				5,032,867

Crown Point Economic Development Revenue,
Wittenberg Village Project, Series A	8.000	11-15-39	1,250,000	1,251,575

Indiana Finance Authority, U.S. Steel Corp.	6.000	12-01-26	2,000,000	2,041,600

Indiana Finance Authority, Duke Energy,
Series B	6.000	08-01-39	1,000,000	1,095,130

See notes to financial statements

14	High Yield Municipal Bond Fund | Annual report

		Maturity
	Rate	date	Par value	Value
Indiana (continued)

St. Joseph County, Holy Cross Village at Notre
Dame Project, Series A	6.000%	05-15-26	$230,000	$215,209

St. Joseph County, Holy Cross Village at Notre
Dame Project, Series A	6.000	05-15-38	475,000	429,353

Iowa 0.45%				1,236,769

Altoona Urban Renewal Tax Increment Revenue	6.000	06-01-34	1,000,000	1,036,620

Iowa Finance Authority, Care Initiatives Project,
Prerefunded to 7-11-11	9.250	07-01-25	180,000	200,149

Kansas 0.87%				2,388,375

Wyandotte County-Kansas City Unified
Government, Sales Tax Revenue, Series B	Zero	06-01-21	4,500,000	2,388,375

Kentucky 1.14%				3,134,820

Kentucky Economic Development
Finance Authority, Owensboro Medical
Health System	6.500	03-01-45	2,000,000	2,063,780

Owen County Kentucky Waterworks System
Revenue, Amern Water Co. Project, Series A	6.250	06-01-39	1,000,000	1,071,040

Louisiana 1.99%				5,468,185

Louisiana Local Government Environmental
Facilities, Westlake Chemical Corp. Projects	6.750	11-01-32	3,000,000	3,093,210

St. John Baptist Parish Revenue, Marathon Oil
Corp., Series A	5.125	06-01-37	2,500,000	2,374,975

Maryland 1.49%				4,106,110

Baltimore County, East Baltimore Research
Park, Series A	7.000	09-01-38	1,000,000	1,009,820

Maryland Economic Development Corp.,
Potomac Electric Power Co.	6.200	09-01-22	2,000,000	2,288,860

Prince Georges County, Victoria Falls Project	5.250	07-01-35	1,000,000	807,430

Massachusetts 2.97%				8,176,740

Massachusetts Development Finance Agency,
Dominion Energy Brayton Point AMT (P)	5.000	02-01-36	1,000,000	925,130

Massachusetts Development Finance Agency,
Brandeis University, Series 0-1	5.000	10-01-40	1,000,000	1,015,600

Massachusetts Development Finance Agency,
Ogden Haverhill Project, Series B AMT	5.500	12-01-19	1,700,000	1,596,980

Massachusetts Health & Educational Facilities
Authority, Civic Investments, Prerefunded to
12-15-12, Series B	9.200	12-15-31	2,500,000	3,039,475

Massachusetts State College Building Authority,
College & University Revenue, Series A	5.500	05-01-49	1,500,000	1,599,555

Michigan 0.80%				2,210,650

Michigan Strategic Fund Ltd., Detroit Education	5.625	07-01-20	1,000,000	1,094,220

Michigan Strategic Fund Ltd., Dow Chemical
Co., Series A–1 AMT (P)	6.750	12-01-28	1,000,000	1,116,430

Minnesota 0.36%				1,001,080

North Oak Senior Housing Revenue,
Presbyterian Homes North Oaks	6.000	10-01-27	1,000,000	1,001,080

See notes to financial statements
	Annual report | High Yield Municipal Bond Fund	15

		Maturity
	Rate	date	Par value	Value
Mississippi 0.73%				$2,009,990

Mississippi Business Finance Corp., System
Energy Resources, Inc. Project	5.875%	04-01-22	$1,000,000	1,002,540

Warren County, International Paper Co.,
Series A	5.800	05-01-34	1,000,000	1,007,450

Missouri 0.70%				1,928,520

Missouri Joint Municipal Electric Utility
Commission, Iatan 2 Project, Series A	6.000	01-01-39	1,000,000	1,074,880

St. Louis Airport Revenue, Lambert St. Louis
International Airport	6.625	07-01-34	800,000	853,640

Nevada 1.36%				3,747,820

Clark County Nevada Industrial Development
Revenue, Nevada Power Co. Project, Series A AMT	5.600	10-01-30	3,000,000	2,812,980

Sparks Tourism Improvement District No: 1,
Sales Tax Revenue, Series A (S)	6.750	06-15-28	1,000,000	934,840

New Hampshire 0.92%				2,547,455

New Hampshire Business Finance Authority,
Series A AMT (P)	6.875	12-01-29	1,000,000	1,064,990

New Hampshire Business Finance Authority,
Public Service Co. Project, Series B AMT (D)	4.750	05-01-21	1,500,000	1,482,465

New Jersey 3.57%				9,826,262

New Jersey Economic Development Authority,
Continental Airlines, Inc. Project AMT	6.625	09-15-12	2,460,000	2,474,465

New Jersey Economic Development Authority,
Continental Airlines, Inc. Project AMT	6.250	09-15-29	1,000,000	907,410

New Jersey Health Care Facilities
Financing Authority, Care Institution, Inc.
Cherry Hill Project	8.000	07-01-27	1,250,000	1,050,538

New Jersey Health Care Facilities Financing
Authority, St. Peter’s University Hospital,
Series A	6.875	07-01-30	1,000,000	1,000,470

New Jersey State Educational Facilities Authority,
University of Medical and Dentistry	7.500	12-01-32	1,000,000	1,152,100

Tobacco Settlement Financing Corp.,
Prerefunded to 6-1-13	6.250	06-01-43	1,000,000	1,152,850

Tobacco Settlement Financing Corp., Series 1A	4.500	06-01-23	2,235,000	2,088,429

New Mexico 0.73%				2,005,980

Farmington Pollution Control, Electric, Power &
Light Revenues (C)	5.900	06-01-40	2,000,000	2,005,980

New York 5.89%				16,208,552

Brooklyn Arena Local Development Corp.,
Barclays Center Project	6.375	07-15-43	1,000,000	1,025,570

Chautauqua County Industrial Development
Agency, Dunkirk Power Project	5.875	04-01-42	1,350,000	1,378,634

Long Island Power Authority, Electric, Power &
Light Revenues, Series A	5.750	04-01-39	2,500,000	2,752,550

Long Island Power Authority, Electric, Power &
Light Revenues, Series C (D)	5.250	09-01-29	1,475,000	1,659,228

New York City Industrial Development Agency,
American Airlines-JFK Airport AMT	7.500	08-01-16	2,000,000	2,035,160

New York City Industrial Development Agency,
7 World Trade Center, Series A	6.250	03-01-15	1,500,000	1,512,285

16	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value
New York (continued)

New York City Municipal Water Finance
Authority, Water Revenue, Series F (V)	0.270%	06-15-35	$300,000	$300,000

New York Liberty Development Corp.,
Goldman Sachs Headquarters	5.250	10-01-35	5,000,000	5,026,200

Port Authority of New York & New Jersey,
KIAC Partners Project, 5th Installment
Special Project, AMT	6.750	10-01-19	555,000	518,925

North Carolina 0.82%				2,262,460

North Carolina Eastern Municipal Power Agency,
Electric, Power & Light Revenues, Series A	5.500	01-01-26	1,000,000	1,080,180

North Carolina Eastern Municipal Power Agency,
Electric, Power & Light Revenues, Series C	6.750	01-01-24	1,000,000	1,182,280

Ohio 3.26%				8,968,062

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A–2	5.125	06-01-24	3,900,000	3,484,338

Cleveland Ohio Airport Revenue, Continental
Airlines, Inc. Project AMT	5.375	09-15-27	2,510,000	2,093,039

Hickory Chase Community Authority, Hickory
Chase Project	7.000	12-01-38	1,000,000	651,350

Ohio Air Quality Development Authority,
FirstEnergy Solutions Corp., Series A (P)	5.750	06-01-33	1,500,000	1,642,155

Ohio Air Quality Development Authority,
FirstEnergy Solutions Corp., Series C AMT (P)	7.250	11-01-32	1,000,000	1,097,180

Oklahoma 1.50%				4,117,439

Oklahoma Municipal Power Authority, Electric,
Power & Light Revenues, Series A	6.000	01-01-38	1,685,000	1,855,033

Tulsa Municipal Airport Trust Trustees,
American Airlines Project	6.250	06-01-20	1,375,000	1,256,406

Tulsa Municipal Airport Trust Trustees, Series A
AMT (P)	7.750	06-01-35	1,000,000	1,006,000

Oregon 0.57%				1,570,876

Western Generation Agency, Wauna
Cogeneration Project, Series B AMT	5.000	01-01-14	1,105,000	1,094,591

Western Generation Agency, Wauna
Cogeneration Project, Series B AMT	5.000	01-01-16	500,000	476,285

Pennsylvania 3.99%				10,979,580

Allegheny County Hospital Development Authority,
West Penn Health Systems, Series A	5.000	11-15-28	1,000,000	825,070

Allegheny County Industrial Development
Authority, Environmental Improvements	6.875	05-01-30	1,000,000	1,071,300

Allegheny County Industrial Development
Authority, Environmental Improvements	5.500	11-01-16	1,000,000	1,012,900

Pennsylvania Economic Development Financing
Authority, Allegheny Energy Supply Co.	7.000	07-15-39	2,500,000	2,804,300

Pennsylvania Economic Development Financing
Authority, Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,052,220

Pennsylvania Turnpike Commission, Series C	Zero	12-01-38	4,000,000	808,440

Pennsylvania Turnpike Commission, Highway
Revenue Tolls, Series E (Zero Coupon Steps
up to 6.375% on 12-1-17)	Zero	12-01-38	5,000,000	3,405,350

See notes to financial statements
	Annual report | High Yield Municipal Bond Fund	17

		Maturity
	Rate	date	Par value	Value
Puerto Rico 6.48%				$17,833,520

Commonwealth of Puerto Rico, Series B	6.500%	07-01-37	$2,000,000	2,212,300

Commonwealth of Puerto Rico, Series C	6.000	07-01-39	1,000,000	1,058,060

Puerto Rico Aqueduct & Sewer Authority,
Water Revenue, Series A	6.000	07-01-38	1,000,000	1,048,200

Puerto Rico Aqueduct & Sewer Authority,
Water Revenue, Series A (Zero Coupon Steps
up to 6.125% on 7-1-11)	Zero	07-01-24	1,500,000	1,512,015

Puerto Rico Electric Power Authority, Electric,
Power & Light Revenues, Series TT	5.000	07-01-32	1,250,000	1,241,675

Puerto Rico Sales Tax Financing Authority, Sales
Tax Revenue, Series A	5.750	08-01-37	3,000,000	3,190,950

Puerto Rico Sales Tax Financing Authority, Sales
Tax Revenue, Series A (Zero Coupon Steps up
to 6.125% on 7-1-11)	Zero	08-01-32	3,000,000	2,439,960

Puerto Rico Sales Tax Financing Corp., Sales Tax
Revenue, Series A	5.500	08-01-42	3,000,000	3,130,110

Puerto Rico Sales Tax Financing Corp., Sales Tax
Revenue, Series A	Zero	08-01-33	5,000,000	1,214,050

Puerto Rico Sales Tax Financing Corp., Sales Tax
Revenue, Series A (D)	Zero	08-01-41	5,000,000	786,200

Rhode Island 0.19%				511,883

Tobacco Settlement Financing Corp., Series A	6.000	06-01-23	200,000	201,800

Town of Tiverton, Mount Hope Bay Village,
Series A	6.875	05-01-22	315,000	310,083

South Carolina 0.12%				336,580

Lancaster County, Edenmoor Improvement
District, Series A (H)	5.750	12-01-37	970,000	336,580

Tennessee 1.71%				4,700,527

Johnson City Health & Educational Facilities,
Mountain States Health Alliance, Prerefunded
to 7-1-12, Series A	7.500	07-01-33	1,000,000	1,133,940

Tennessee Energy Acquisition Corp., Natural
Gas Revenue, Series C	5.000	02-01-25	3,720,000	3,566,587

Texas 12.73%				35,063,849

Bexar County Health Facilities Development
Corp., Army Retirement Residence Project,
Prerefunded to 7-1-12	6.300	07-01-32	150,000	167,250

Brazos Harbor Industrial Development Corp.,
Dow Chemical Co. Project AMT (P)	5.900	05-01-38	1,500,000	1,477,110

Brazos River Authority, TXU Energy Co.,
Series A AMT	7.700	04-01-33	3,500,000	2,044,630

Guadalupe-Blanco River Authority, E.I. Dupont
De Nemours Project AMT	6.400	04-01-26	1,000,000	1,000,860

Gulf Coast Industrial Development Authority,
CITGO Petroleum Corp. AMT	8.000	04-01-28	2,100,000	2,147,082

Gulf Coast Waste Disposal Authority,
International Paper Co., Series A AMT	6.100	08-01-24	1,500,000	1,503,405

Harris County Health Facilities Development Corp.,
Memorial Hermann Healthcare, Series B	7.250	12-01-35	1,000,000	1,129,970

Matagorda County Navigation District, Electric,
Power & Light Revenues, Series A	6.300	11-01-29	1,000,000	1,088,250

See notes to financial statements

18	High Yield Municipal Bond Fund | Annual report

		Maturity
	Rate	date	Par value	Value
Texas (continued)

Metro Health Facilities Development Corp.,
Wilson N. Jones Memorial Hospital Project,
Prerefunded to 1-1-11	7.250%	01-01-31	$1,000,000	$1,036,400

Mission Economic Development Corp., Waste
Management, Inc. Project AMT (P)	6.000	08-01-20	975,000	1,061,297

Mission Economic Development Corp.,
Allied Waste, Inc. Project, Series A AMT	5.200	04-01-18	1,500,000	1,504,740

North Texas Tollway Authority,
Highway Revenue Tolls, Series A	6.250	02-01-23	2,000,000	2,076,080

North Texas Tollway Authority,
Highway Revenue Tolls, Series A	6.250	01-01-39	3,000,000	3,305,370

North Texas Tollway Authority,
Highway Revenue Tolls, Series C	5.250	01-01-44	3,000,000	3,001,890

North Texas Tollway Authority,
Highway Revenue Tolls, Series F	5.750	01-01-38	4,500,000	4,702,140

North Texas Tollway Authority,
Highway Revenue Tolls, Series K-2	6.000	01-01-38	1,000,000	1,071,260

Tarrant County Cultural Education Facilities
Finance Corp., Air Force Retirement Facility	6.375	11-15-44	2,000,000	2,007,540

Texas Municipal Gas Acquisition & Supply
Corp., Natural Gas Revenue, Series D	6.250	12-15-26	3,500,000	3,727,605

Travis County Health Facilities
Development Corp., Westminster Manor	7.000	11-01-30	1,000,000	1,010,970

Virgin Islands 0.40%				1,113,460

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,113,460

Virginia 0.83%				2,284,080

Washington County Industrial Development
Authority, Mountain States Health Alliance,
Series C	7.750	07-01-38	2,000,000	2,284,080

Washington 0.38%				1,048,330

Washington Health Care Facilities Authority,
Swedish Health Services, Series A	6.500	11-15-33	1,000,000	1,048,330

West Virginia 0.36%				999,270

West Virginia Economic Development Authority,
Appalachian Power Co., Series A (P)	5.375	12-01-38	1,000,000	999,270

Wisconsin 0.28%				781,628

Wisconsin Health & Educational Facilities Authority,
St. John’s Community, Inc., Series A	7.625	09-15-39	750,000	781,628

Wyoming 0.71%				1,944,980

Sweetwater County, FMC Corp. Project AMT	5.600	12-01-35	2,000,000	1,944,980

Corporate Bonds 0.38%				$1,030,078

(Cost $1,000,000)

Thrifts & Mortgage Finance 0.38%				1,030,078

Charter MAC Equity Centerline Equity Issuer
Trust (S)	6.000%	05-15-19	$1,000,000	1,030,078

See notes to financial statements

	Annual report | High Yield Municipal Bond Fund	19

Short-Term Investments 0.60%		$1,662,000

(Cost $1,662,000)
	Par value	Value
Repurchase Agreement 0.60%		1,662,000

Repurchase Agreement with State Street Corp. dated 5-28-10 at 0.01% to be repurchased at $1,662,002 on 6-1-10, collateralized by $1,700,000
Federal Home Loan Bank, 1.375% due 5-14-12 (valued at $1,700,000)	$1,662,000	1,662,000

Total investments (Cost $252,820,904)† 99.05%		$272,705,409

Other assets and liabilities, net 0.95%		$2,619,423

Total net assets 100.00%		$275,324,832

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(C) When issued or delay delivery security.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of total investments

Assured Guaranty Municipal Corp.	3.87%
Assured Guaranty Corp.	0.81%
CIFG Holding Ltd.	1.28%
National Public Finance Guarantee Insurance Corp.	1.78%

(H) Defaulted Security. Currently, the issuer is in default with respect to interest payments.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of 5-31-10.

† At 5-31-10, the aggregate cost of investment securities for federal income tax purposes was $251,509,312. Net unrealized appreciation aggregated $21,196,097, of which $24,376,619 related to appreciated investment securities and $3,180,522 related to depreciated investment securities.

The Fund had the following sector composition as of 5-31-10 (as a percentage of total net assets):

General Obligation Bonds	2%
Revenue Bonds
Development	17%
Pollution	12%
Transportation	10%
Health Care	10%
Airport	7%
Power	6%
Water & Sewer	5%
Education	5%
Utilities	1%
Tobacco	1%
Other Revenue	22%
Short-Term Investments & Other	2%

See notes to financial statements

20	High Yield Municipal Bond Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $252,820,904)	$272,705,409
Cash	901
Receivable for fund shares sold	1,768,225
Interest receivable	4,062,526
Other receivables and prepaid assets	55,895

Total assets	278,592,956

Liabilities

Payable for delayed delivery securities purchased	2,000,000
Payable for fund shares repurchased	826,133
Distributions payable	326,578
Payable to affiliates
Accounting and legal services fees	3,203
Distribution and service fees	49,844
Trustees’ fees	10,217
Other liabilities and accrued expenses	52,149

Total liabilities	3,268,124

Net assets

Capital paid-in	$270,995,786
Undistributed net investment income	17,698
Accumulated net realized loss on investments	(15,573,157)
Net unrealized appreciation (depreciation) on investments	19,884,505

Net assets	$275,324,832

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($207,109,284 ÷ 25,651,876 shares)	$8.07
Class B ($9,043,985 ÷ 1,120,203 shares)[1]	$8.07
Class C ($59,171,563 ÷ 7,329,382 shares)[1]	$8.07

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$8.45

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements
	Annual report | High Yield Municipal Bond Fund	21

F I N A N C I A L    S T A T E M E N T S

Statement of operations For the year ended 5-31-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$14,472,174

Expenses

Investment management fees (Note 4)	1,317,014
Distribution and service fees (Note 4)	1,023,059
Accounting and legal services fees (Note 4)	35,771
Transfer agent fees (Note 4)	174,625
Trustees’ fees (Note 4)	17,262
State registration fees	41,850
Printing and postage fees	32,852
Professional fees	66,037
Custodian fees	47,609
Registration and filing fees	26,169
Other	22,706

Total expenses	2,804,954
Less expense reductions (Note 4)	(13,308)

Net expenses	2,791,646

Net investment income	11,680,528

Realized and unrealized gain (loss)

Net realized loss on investments	(1,080,009)
Change in net unrealized appreciation (depreciation) of investments	19,405,158

Net realized and unrealized gain	18,325,149

Increase in net assets from operations	$30,005,677

See notes to financial statements

22	High Yield Municipal Bond Fund | Annual report

F I N A N C I A L    S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period	Year
	ended	ended	ended
	5-31-10	5-31-09[1]	8-31-08

Increase (decrease) in net assets

From operations
Net investment income	$11,680,528	$5,711,727	$4,765,634
Net realized loss	(1,080,009)	(5,100,008)	(2,343,261)
Change in net unrealized
appreciation (depreciation)	19,405,158	(1,063,863)	(1,963,817)

Increase (decrease) in net assets resulting
from operations	30,005,677	(452,144)	458,556

Distributions to shareholders
From net investment income
Class A	(8,780,331)	(4,087,284)	(3,699,573)
Class B	(374,291)	(261,655)	(387,707)
Class C	(2,067,677)	(824,023)	(626,760)

Total distributions	(11,222,299)	(5,172,962)	(4,714,040)

From Fund share transactions (Note 5)	74,636,115	62,887,615	38,375,589

Total increase	93,419,493	57,262,509	34,120,105

Net assets

Beginning of period	181,905,339	124,642,830	90,522,725

End of period	$275,324,832	$181,905,339	$124,642,830

Undistributed (accumulated distributions in
excess of) net investment income	$17,698	($15,708)	($4,074)

1 For the nine-month period ended 5-31- 09. The Fund changed its fiscal year end from August 31 to May 31.

See notes to financial statements

	Annual report | High Yield Municipal Bond Fund	23

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05[2]

Per share operating performance

Net asset value, beginning of period	$7.43	$7.99	$8.33	$8.68	$8.62	$8.27
Net investment income[3]	0.40	0.32	0.41	0.41	0.42	0.43
Net realized and unrealized gain (loss)
on investments	0.63	(0.58)	(0.34)	(0.35)	0.05	0.35
Total from investment operations	1.03	(0.26)	0.07	0.06	0.47	0.78
Less distributions
From net investment income	(0.39)	(0.30)	(0.41)	(0.41)	(0.41)	(0.43)
Net asset value, end of period	$8.07	$7.43	$7.99	$8.33	$8.68	$8.62
Total return (%)[4]	14.15[5]	(3.04)[6]	0.81[5]	0.60[5]	5.61[5]	9.64

Ratios and supplemental data

Net assets, end of period (in millions)	$207	$139	$94	$71	$72	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.15[7,8]	1.09	1.13	1.09	1.14
Interest and fees[9]	—	—	0.16	0.20	—	—
Expenses net of fee waivers	1.00	1.15[7,8]	1.25	1.33	1.09	1.14
Net investment income	5.16	6.07[7]	4.85	4.77	4.71	5.09
Portfolio turnover (%)	14	49	75	63	52	65

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

9 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

24	High Yield Municipal Bond Fund | Annual report

CLASS B SHARES Period ended	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05[2]

Per share operating performance

Net asset value, beginning of period	$7.43	$7.99	$8.33	$8.68	$8.62	$8.27
Net investment income[3]	0.35	0.28	0.35	0.35	0.36	0.37
Net realized and unrealized gain (loss)
on investments	0.62	(0.58)	(0.34)	(0.36)	0.04	0.35
Total from investment operations	0.97	(0.30)	0.01	(0.01)	0.40	0.72
Less distributions
From net investment income	(0.33)	(0.26)	(0.35)	(0.34)	(0.34)	(0.37)
Net asset value, end of period	$8.07	$7.43	$7.99	$8.33	$8.68	$8.62
Total return (%)[4]	13.29[5]	(3.59)[6]	0.06[5]	(0.15)[5]	4.83[5]	8.84

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$8	$8	$11	$16	$24
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.76	1.90[7,8]	1.84	1.88	1.84	1.87
Interest and fees[9]	—	—	0.16	0.20	—	—
Expenses net of fee waivers	1.75	1.90[7,8]	2.00	2.08	1.84	1.87
Net investment income	4.42	5.34[7]	4.09	4.05	4.11	4.35
Portfolio turnover (%)	14	49	75	63	52	65

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

9 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

CLASS C SHARES Period ended	5-31-10	5-31-091	8-31-08	8-31-07	8-31-06	8-31-052

Per share operating performance
Net asset value, beginning of period	$7.43	$7.99	$8.33	$8.68	$8.62	$8.27
Net investment income3	0.34	0.28	0.34	0.34	0.35	0.36
Net realized and unrealized gain (loss)
on investments	0.63	(0.58)	(0.33)	(0.35)	0.05	0.36
Total from investment operations	0.97	(0.30)	0.01	(0.01)	0.40	0.72
Less distributions
From net investment income	(0.33)	(0.26)	(0.35)	(0.34)	(0.34)	(0.37)
Net asset value, end of period	$8.07	$7.43	$7.99	$8.33	$8.68	$8.62
Total return (%)4	13.305	(3.59)6	0.065	(0.15)5	4.835	8.82

Ratios and supplemental data

Net assets, end of period (in millions)	$59	$35	$23	$9	$9	$8
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.76	1.907,8	1.84	1.88	1.84	1.89
Interest and fees9	—	—	0.16	0.20	—	—
Expenses net of fee waivers	1.75	1.907,8	2.00	2.08	1.84	1.89
Net investment income	4.40	5.297	4.11	4.02	4.09	4.33
Portfolio turnover (%)	14	49	75	63	52	65

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

9 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements
	Annual report | High Yield Municipal Bond Fund	25

Notes to financial statements

Note 1 — Organization

John Hancock High Yield Municipal Bond Fund (the Fund) is a non-diversified series of John Hancock Municipal Securities Trust (the Trust), open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2010, all investments are categorized as Level 2 under the hierarchy described above.

During the year ended May 31, 2010, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

26	High Yield Municipal Bond Fund | Annual report

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended May 31, 2010, the Fund had no significant borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $16,394,645 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2010. Net capital losses of $450,735, that are a result of security transactions occurring after October 31, 2009, are treated as occurring on June 1, 2010, the first day of the Fund’s next taxable year.

Annual report | High Yield Municipal Bond Fund	27

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31

2011	2012	2013	2014	2015	2016	2017	2018

$2,540,698	$2,816,241	$1,681,342	$119,574	$1,176,656	$502,278	$3,292,390	$4,265,466

As of May 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the year ended May 31, 2010, the nine-month period ended May 31, 2009 and for the year ended August 31, 2008 were as follows:

	MAY 31, 2010	MAY 31, 2009	AUGUST 31, 2008

Ordinary Income	$13,775	$40,454	$85,708

Exempt Interest	$11,208,524	$5,132,508	$4,648,369

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of May 31, 2010, the components of distributable earnings on a tax basis included $351,912 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/ tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable of expiration of capital loss carryforwards, and amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.6250% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next $75,000,000 of the Fund’s average daily net asset value, (c) 0.5000% of the next $1,850,000,000 of the Fund’s average daily net asset value, (d) 0.4800% of the next $2,000,000,000 of the Fund’s average daily net asset value and (e) 0.4500% of the Fund’s average

28	High Yield Municipal Bond Fund | Annual report

daily net asset value in excess of $4,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

Prior to October 1, 2009, the Fund paid this fee, equivalent, on an annual basis, to the sum of: (a) 0.6250% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next $75,000,000 of the Fund’s average daily net asset value, and (c) 0.5000% of the Fund’s average daily net asset value in excess of $150,000,000.

The investment management fees incurred for the year ended May 31, 2010 were equivalent to an annual effective rate of 0.56% of the Fund’s average daily net assets.

The Adviser voluntarily waived certain other expenses. Accordingly, these expense reductions amounted to $9,061, $432 and $2,573 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended May 31, 2010 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fee

Class A	0.25%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $765,922 for the year ended May 31, 2010. Of this amount, $94,993 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $664,628 was paid as sales commissions to broker-dealers and $6,301 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2010, CDSCs received by the Distributor amounted to $18,599 and $13,496 for Class B and Class C shares, respectively.

Annual report | High Yield Municipal Bond Fund	29

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.01% for all classes, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost). The Signature Services Cost is comprised of a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for services provided to their clients who invest in one or more John Hancock funds. Signature Services Cost is calculated monthly and allocated to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, Signature Services Cost is allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. The amounts related to these fees are credited by Signature Services to the Fund. For the year ended May 31, 2010, these fees amounted to $937, $50 and $255 for Class A, Class B and Class C shares, respectively.

Class level expenses for the year ended May 31, 2010 were:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$442,453	$131,859
Class B	88,490	6,818
Class C	492,116	35,948
Total	$1,023,059	$174,625

Trustees expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

30	High Yield Municipal Bond Fund | Annual report

Note 5 — Fund share transactions
Transactions in Fund shares for the year ended May 31, 2010, for the nine-month period ended
May 31, 2009 and year ended August 31, 2008 were as follows:

	Year ended 5-31-10		Period ended 5-31-09[1]		Year ended 8-31-08
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	12,585,622	$98,015,504	10,137,109	$71,928,971	4,915,022	$39,839,099
Distributions
reinvested	732,919	5,751,558	380,106	2,686,707	250,989	2,041,557
Repurchased	(6,329,377)	(49,430,949)	(3,589,611)	(25,647,418)	(1,894,507)	(15,471,342)

Net increase	6,989,164	$54,336,113	6,927,604	$48,968,260	3,271,504	$26,409,314

Class B shares

Sold	325,326	$2,522,582	317,921	$2,263,883	211,312	$1,716,618
Distributions
reinvested	24,432	191,244	17,646	124,577	21,935	179,122
Repurchased	(330,214)	(2,581,992)	(283,524)	(2,014,533)	(458,316)	(3,769,732)

Net increase
(decrease)	19,544	$131,834	52,043	$373,927	(225,069)	($1,873,992)

Class C shares

Sold	3,662,614	$28,417,457	2,814,002	$19,992,868	2,153,756	$17,641,134
Distributions
reinvested	153,298	1,205,134	68,219	481,885	41,481	336,595
Repurchased	(1,206,543)	(9,454,423)	(982,496)	(6,929,325)	(502,921)	(4,137,462)

Net increase	2,609,369	$20,168,168	1,899,725	$13,545,428	1,692,316	$13,840,267

Net increase	9,618,077	$74,636,115	8,879,372	$62,887,615	4,738,751	$38,375,589

1 For the nine-month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $113,261,244 and $42,858,668, respectively for the year ended May 31, 2010. These amounts include purchases and sales of variable rate demand notes, which amounted to $8,140,000 and $9,740,000, respectively. Other short-term securities are excluded from these amounts.

Annual report | High Yield Municipal Bond Fund	31

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of
John Hancock High Yield Municipal Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock High Yield Municipal Bond Fund (the “Fund”) at May 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion. The Financial Highlights for the period-ended on August 31, 2005 was audited by other auditors whose report expressed an unqualified opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 16, 2010

32	High Yield Municipal Bond Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2010.

The Fund designates 99.88% of dividends from net investment income as exempt-interest dividends. The percentage of dividends subject to the alternative minimum tax is 18.72%.

For specific information on exception provisions in your state, consult your local state tax office or your tax adviser. Shareholders will be mailed a 2010 U.S. Treasury Department Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

Annual report | High Yield Municipal Bond Fund	33

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2006	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (1997–1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin
Insurance Agency, Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc.
(management/investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since 2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

34	High Yield Municipal Bond Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2006	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2006	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (“KPMG”) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	244

Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive
Vice President (1999–2009); President, John Hancock Financial Services; Chairman and Director,
John Hancock Advisers, LLC and John Hancock Funds, LLC (2005–2010) and Chairman and Director,
John Hancock Investment Management Services, LLC (2006–2010); Trustee of John Hancock Trust
(since 2005), John Hancock Funds II (since 2005), and the John Hancock retail funds (since 2005).

Annual report | High Yield Municipal Bond Fund	35

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, Strategic Initiatives, Manulife Financial Corporation (since 2006), Vice
President (until 2006), Manulife Financial Corporation; Director, Executive Vice President and Chief
Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2005, including other positions); Chief Operating Officer,
John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (2007–2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (since 2005); Director, John Hancock Investment
Management Services, LLC (since 2006); Director, Chairman and President and Chief Executive Officer,
John Hancock retail funds (since 2005); President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005, including prior positions); Executive Vice President,
John Hancock Investment Management Services, LLC (since 2006, including prior positions); Executive
Vice President, John Hancock Funds, LLC (since 2004, including prior positions); Chief Operating Officer,
John Hancock retail funds (since 2009) and Vice President (2007–2009); Vice President, John Hancock
Funds II and John Hancock Trust (since 2006); Senior Vice President, Product Management and
Development for John Hancock Funds, LLC (2005–2009); Vice President and Director, Marketing and
Product Management, John Hancock Funds, LLC (1998–2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II, and John Hancock
Trust (since 2006); Secretary and Chief Legal Counsel, John Hancock Advisers, LLC, John Hancock
Investment Management Services, LLC and John Hancock Funds, LLC (since 2007, including prior positions); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance
Company (1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund
(2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

36	High Yield Municipal Bond Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Chief Compliance Officer (since 2008), Vice President and Chief Compliance Officer (2005–2008),
John Hancock retail funds, John Hancock Funds II, and John Hancock Trust; Chief Compliance Officer,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008);
Vice President and Chief Compliance Officer, John Hancock Advisers, LLC, John Hancock Investment
Management Services, LLC and MFC Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and
John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Treasurer for John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009);
Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC
(since 2007); Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web site www.jhfunds.com.
1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.
2 Member of Audit Committee.
3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | High Yield Municipal Bond Fund	37

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley
Chief Compliance Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Charles A. Rizzo	knowledge, the information in their financial reports
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

38	High Yield Municipal Bond Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.	5900A 5/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/10

ITEM 2. CODE OF ETHICS.

As of the end of the period, May 31, 2010, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $54,994 for the fiscal year ended May 31, 2010 (allocated as follows: John Hancock High Yield Municipal Bond Fund - $27,219 and John Hancock Tax-Free Bond Fund - $27,775) and $70,304 for the fiscal year ended May 31, 2009 (allocated as follows: John Hancock High Yield Municipal Bond Fund - $34,108 and John Hancock Tax-Free Bond Fund - $36,196). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
Audit-related services fees amounted to $2,368 for the fiscal year ended May 31, 2010 ( allocated as follows: John Hancock High Yield Municipal Bond Fund - $1,184 and John Hancock Tax-Free Bond Fund - $1,184) and there were no audit-related fees during the fiscal year ended May 31, 2009 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $4,491 for the fiscal year ended May 31, 2010 ( allocated as follows: John Hancock High Yield Municipal Bond Fund - $2,282 and John Hancock Tax-Free Bond Fund - $2,209) and $6,366 for the fiscal year ended May 31, 2009 (allocated as follows: John Hancock High Yield Municipal Bond Fund - $3,054 and John Hancock Tax-Free Bond Fund - $3,312). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
All other fees amounted to $150 for the fiscal year ended May 31, 2010 (allocated as follows: John Hancock High Yield Municipal Bond Fund - $75 and John Hancock Tax-Free Bond Fund - $75) and there were no other fees during the fiscal year ended May 31, 2009 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended May 31, 2010, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $5,215,698 for the fiscal year ended May 31, 2010 and $8,872,111 for the fiscal year ended May 31, 2009.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Steven R. Pruchansky
Deborah C. Jackson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By: /s/ Keith F. Hartstein
      -------------------------------
      Keith F. Hartstein
      President and
      Chief Executive Officer

Date: July 23 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
     -------------------------------
     Keith F. Hartstein
     President and
     Chief Executive Officer

Date: July 23, 2010

By: /s/ Charles A. Rizzo
     --------------------------------
     Charles A. Rizzo
     Chief Financial Officer

Date: July 23, 2010